Revenue - Summary of Revenue Disaggregation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,360,091	$ 1,422,605
Sales of vehicles
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,278,805	1,317,756
Sales of carbon credits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	52,414	72,155
Sales of licenses and royalties
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	19,907	10,920
Vehicle leasing revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,338	7,579
Sales of software and performance engineered kits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,515	5,628
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,112	$ 8,567